WARRANTS (Details Narrative) - CAD ($)		9 Months Ended		12 Months Ended
	Dec. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants issued	2,884,616			2,884,616
Exercise price of warrants				$ 0.52
Derivative financial liability				$ 958,146
Change in fair value of warrants				$ 7,704
Risk free interest rate		3.40%	3.76%	3.76%	3.56%
Expected volatility		108.75%	100.64%	100.64%	75.91%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate				3.17%
Expected volatility				107.47%
Expected term				5 years
Expected dividend				$ 0
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Warrants issued				15,182